Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
Prospectus Date	rr_ProspectusDate	Nov. 17, 2023
Document Creation Date	dei_DocumentCreationDate	Nov. 16, 2023